Borrowings - Changes in the carrying values of borrowings (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 19, 2024	Dec. 31, 2024	Dec. 31, 2023
Changes in the carrying values of borrowings
Balance - January 1		$ 9,723.5	$ 8,624.9
Cash inflows from issuances		3,811.8	622.5
Cash outflows from repayments		(1,875.0)	(193.5)
Net cash inflows (outflows) from credit facilities and short term loans		(51.2)	(195.4)
Non-cash changes:
Acquisition of subsidiaries		466.6	752.1
Gain on redemption		(1.4)	(28.7)
Foreign exchange effect and other		(320.6)	141.6
Balance - December 31		11,753.7	9,723.5
Holding company
Changes in the carrying values of borrowings
Balance - January 1		6,928.9	5,887.6
Cash inflows from issuances		2,430.9	393.9
Cash outflows from repayments		(702.1)	(21.8)
Non-cash changes:
Acquisition of subsidiaries			579.2
Gain on redemption			(1.7)
Transfer		(594.2)
Foreign exchange effect and other		(181.1)	91.7
Balance - December 31		7,882.4	6,928.9
Insurance and reinsurance companies
Changes in the carrying values of borrowings
Balance - January 1		895.6	733.4
Cash outflows from repayments		(507.7)	(7.8)
Net cash inflows (outflows) from credit facilities and short term loans			(10.0)
Non-cash changes:
Acquisition of subsidiaries			172.9
Gain on redemption		(1.4)	(2.7)
Transfer		594.2
Foreign exchange effect and other		(4.9)	9.8
Balance - December 31		975.8	895.6
Insurance and reinsurance companies | Allied World primary co-obligor on 6.10% unsecured senior notes due March 15, 2055
Non-cash changes:
Balance - December 31		594.2
Cash received from holding company	$ 596.6
Non-insurance companies
Changes in the carrying values of borrowings
Balance - January 1		1,899.0	2,003.9
Cash inflows from issuances		1,380.9	228.6
Cash outflows from repayments		(665.2)	(163.9)
Net cash inflows (outflows) from credit facilities and short term loans		(51.2)	(185.4)
Non-cash changes:
Acquisition of subsidiaries		466.6
Gain on redemption			(24.3)
Foreign exchange effect and other		(134.6)	40.1
Balance - December 31		$ 2,895.5	$ 1,899.0